Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Convertible Subordinated Notes Due 2014 (as a percent)	7.5556%	7.5556%
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	225,000,000	225,000,000
Common stock, shares issued	71,003,667	54,991,535
Treasury stock, shares	4,167	4,167